Tangible Assets - Investment Properties (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Real estate
Investment Properties
Cost of Investment Properties		$ 3,049,597	$ 3,054,922
Disposals of Investment Properties			(199)
Depreciation Investment Property [Abstract]
Depreciation of Investment Properties Accumulated	$ 249,640	196,396	144,031
Depreciation Transfer From Property And Equipment		(537)
Depreciation Disposals Investment Properties		(199)
Depreciation for the Period Investment Properties	53,244	53,101
Carrying Amount of Investment Properties	2,799,957	2,853,201
Transfer from Property and equipment			(5,126)
Total Investment Property
Investment Properties
Cost of Investment Properties		3,049,597	3,054,922
Disposals of Investment Properties			(199)
Depreciation Investment Property [Abstract]
Depreciation of Investment Properties Accumulated	249,640	196,396	144,031
Depreciation Transfer From Property And Equipment		(537)
Depreciation Disposals Investment Properties		(199)
Depreciation for the Period Investment Properties	53,244	53,101
Carrying Amount of Investment Properties	$ 2,799,957	$ 2,853,201
Transfer from Property and equipment			$ (5,126)